Accounts Receivables - Summary of Accounts Receivables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivables [Line Items]
Accounts receivable	₽ 6,611	₽ 3,405
Allowance for expected credit losses and impaired receivables	(28)	(46)	₽ (83)
Trade receivables [member]
Accounts Receivables [Line Items]
Accounts receivable	₽ 6,639	₽ 3,451